Supplemental Oil and Gas Disclosures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 MMBoe MBbls	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls
Reserve Quantities [Line Items]
Anticipated Timing of Inclusion of Costs in Amortization Calculation	Five to ten years
Purchases of minerals in-place	6
Extensions, discoveries and other additions	389
Sale of minerals in-place	(355,431)	(316)	(53,749)
Percentage of estimated proved developed reserves classified as proved not producing	10.00%
United States [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	254
Sale of minerals in-place	(223,185)	(246)	(36,481)
Permian and GOM [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	20
Other Us Regions [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	19
Canada [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	74
Sale of minerals in-place	(132,246)	(70)	(17,268)
Egypt [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	51
Australia Argentina And North Sea [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	11
Permian Basin [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	150
Anadarko Basin [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions	65